Income Taxes - Schedule of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments [Abstract]
Domestic	$ (12,961)	$ (41,313)
Foreign	(6,261)	(3,804)
Income (loss) before taxes	$ (19,222)	$ (45,117)